Fully Benefit-Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully Benefit-Responsive Investment Contracts

3.	Fully Benefit-Responsive Investment Contracts:

The Plan invests in a portfolio of fully benefit-responsive guaranteed investment contracts (“GICs”) issued by insurance companies that is required to be reported at contract value. Invesco Advisers, Inc. serves as the investment manager for the portfolio since December 15, 2022, with oversight from the AstraZeneca Investment Committee. The portfolio is credited with interest on the GICs and debited for participant withdrawals.

Participants may direct the withdrawal or transfer of all or a portion of their investment. Participants cannot transfer their balance to a competing investment option without the amount of such transfer first being directed to one of the Plan’s other investment options and held thereunder for at least 90 days.

The Plan holds two types of investment contracts: traditional GICs and synthetic wraps. A traditional GIC is an investment contract issued by an insurance company or bank that provides for the payment of a specified rate of interest to the Plan and for the repayment of principal when the contract matures. A synthetic wrap unbundles the investment and insurance components of a traditional GIC. The Plan invests in and retains ownership of a pool of fixed income securities (e.g., government securities, pooled separate accounts, private and public mortgage-backed securities, other asset-backed securities and investment grade corporate obligations, etc.).

These securities are “wrapped” by a synthetic investment contract issued by a bank or insurance company that insures that participant-initiated withdrawals from the synthetic investment contract will be paid at contract value. The gain or loss on the underlying investments is recognized over time by adjusting the interest rate credited to the Plan under the synthetic wrap.

The following table lists the investment contract values as of December 31, 2025 and 2024:

	Contract Value
Type of Contract	2025	2024
Traditional	$69,214,823	$112,221,098
Synthetic	161,628,070	142,676,585
Total	$230,842,893	$254,897,683

Fully benefit-responsive investment contracts guarantee that (1) the crediting rate provided under the contract will not fall below zero and (2) participant-initiated withdrawals from the fund (i.e., withdrawals as a result of death, disability, retirement, termination of employment, hardship withdrawal, loan, and transfers to a non-competing fund) will be covered at contract value.

Certain events might limit the ability of the Plan to transact at contract value with the issuer. In certain circumstances, the amount withdrawn from the contract would be payable at fair value rather than at contract value. These events may include, but are not limited to, the redemption of all or a portion of the interests in the Fund at the direction of the Plan Sponsor (including partial termination of the Plan), withdrawals due to the removal of a specifically identifiable group of employees from coverage under the Plan (such as a group layoff or early retirement incentive program), the closing or sale of a subsidiary or unit, the bankruptcy or insolvency of the Plan Sponsor, or if the terms of a successor plan (in the event of the spin-off or sale of a division) do not meet the contract issuer’s underwriting criteria for issuance of a clone contract. The events described above that could result in the payment of benefits at fair value rather than at contract value are not currently probable of occurring.

In addition, certain events allow the issuer to terminate the contract with the Plan and settle at an amount different from contract value. Examples of such events include the Plan’s loss of its qualified status, material breaches of contractual obligations that are not cured, delivery of any communication to plan participants to influence a participant not to invest in the Stable Value option, the issuer’s determination that the agreement constitutes a nonexempt prohibited transaction as defined under ERISA, a material and adverse change to the provisions of the Plan, or termination of the Plan. Stable Value fund options are designed to provide a stable return while avoiding negative returns and striving to maintain liquidity for participant-initiated transactions and safety of principal. Stable Value fund options typically invest in a diversified portfolio of high-quality bonds, either directly or indirectly through commingled investment vehicles, which can provide greater diversification than can be achieved by investing in individual bonds. If one of these events were to occur, the contract issuer could terminate the contract at the market value of the underlying investments (or in the case of a traditional GIC, at the hypothetical market value based upon a contractual formula).